Taxation	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Taxation
21.	TAXATION

Enterprise income tax

Cayman Islands

The Company and Fastweb Holdings are tax-exempt companies incorporated in the Cayman Islands. The Company conducts substantially all of its business through its PRC subsidiaries and the Consolidated VIEs (Note 1) located in the PRC.

British Virgin Islands

21V Xi’an Holding, iJoy BVI and Apexer BVI are tax-exempt companies incorporated in the British Virgin Islands.

Hong Kong

21Vianet HK, Fastweb HK, Asiacloud Wireless HK and Asiacloud Communication HK are incorporated in Hong Kong and are subject to Hong Kong profits tax rate of 16.5% for the years ended December 31, 2011, 2012 and 2013. No provision for Hong Kong profits tax has been made in the consolidated financial statements as these entities had no assessable profits in the years ended December 31, 2011, 2012 and 2013.

The PRC

The Company’s PRC subsidiaries, VIEs and its subsidiaries are incorporated in the PRC and subject to PRC enterprise income tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws.

Effective January 1, 2008, the statutory corporate income tax rate is 25%, except for certain entities eligible for preferential tax rates.

In April 2009, 21Vianet Beijing received an approval for the grandfathering of the 6-year tax holiday which effectively commenced from January 1, 2006 and allows the Company to utilize a three-year 100% exemption followed by a three-year half-reduced EIT rate. As a result, 21Vianet Beijing was allowed to use a half-reduced EIT rate for 2009, 2010 and 2011. In December 2008, 21Vianet Beijing also received an approval as a High and New Technology Enterprises (“HNTE”) and is eligible for a 15% preferential tax rate effective from 2008 to 2010 and thereafter for an additional 3 years if it is able to satisfy the technical and administrative requirements in these 3 years. The Company’s HNTE certificate expired as of December 31, 2010 and the Company obtained a renewed certificate in September 2011, which will expire on December 31, 2013. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE status may enjoy a reduced EIT rate of 15%. For the years ended December 31, 2010, 2011, 21Vianet Beijing chose to apply the tax holiday and enjoy a preferential tax rate of 12.5%. For the year ended December 31, 2012 and 2013, 21Vianet Beijing applied a preferential tax rate of 15%.

In April 2011, Xi’an Sub, a subsidiary located in Shaanxi Province, qualified for a preferential tax rate of 15%. The preferential tax rate is awarded for companies that have operations in certain industries and meet the criteria of the Preferential Tax Policies for Development of the West Regions. The entity’s qualification will need to be assessed on an annual basis.

In July 2012, Gehua, a subsidiary located in Guangzhou Province, qualified as a HNTE and is eligible for a 15% preferential tax rate effective from 2012 to 2014, and thereafter for an additional 3 years if it is able to satisfy the HNTE technical and administrative requirements in those 3 years.

In June 2009, Fastweb Network BJ, a subsidiary located in Beijing, qualified as a HNTE and is eligible for a 15% preferential tax rate effective from 2009 to 2011, and thereafter for an additional 3 years if it is able to meet the HNTE technical and administrative requirements in those 3 years. The Company’s HNTE certificate expired as of December 31, 2011 and the Company obtained a renewed certificate in May 2012, which will expire on December 31, 2014. For the years ended December 31, 2012 and 2013, Fastweb Network BJ applied a preferential tax rate of 15%.

In 2013, BJ iJoy qualified as a software enterprise which allows the Company to utilize a two-year 100% exemption for 2013 and 2014 followed by a three-year half-reduced EIT rate effective for the years from 2015 to 2017. For the year ended December 31, 2013, BJ iJoy enjoyed the 100% tax exemption for its taxable income.

The Company’s other PRC subsidiaries were subject to EIT at a rate of 25% for the years ended December 31, 2011, 2012 and 2013.

The New EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2013, no detailed interpretation or guidance has been issued to define “place of effective management”. Furthermore, as of December 31, 2013, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. If the Company is deemed as a PRC tax resident, it would be subject to PRC tax under the New CIT Law. The Company will continue to monitor changes in the interpretation or guidance of this law.

Profit (loss) before income taxes consists of:

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Non-PRC	(4,912)	(74,140)	(165,039)	(27,263)
PRC	64,528	167,955	128,360	21,205

	59,616	93,815	(36,679)	(6,058)

Income tax expense comprises of:

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Current	(32,169)	(45,481)	(29,905)	(4,940)
Deferred	18,492	9,322	19,581	3,235

	(13,677)	(36,159)	(10,324)	(1,705)

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2011, 2012 and 2013 applicable to the PRC operations to income tax expense is as follows:

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Profit (loss) before income taxes	59,616	93,815	(36,679)	(6,058)
Income tax (expense) benefit computed at applicable tax rates (25%)	(14,904)	(23,454)	9,170	1,515
Non-deductible expenses	(2,161)	(1,969)	(3,385)	(559)
Taxable income	(1,178)	—	—	—
Research and development expenses	2,982	4,313	6,850	1,132
Effect of tax holidays	827	—	10,487	1,732
Preferential rate	371	7,245	2,655	439
Current and deferred tax rate differences	1,331	1,804	11,938	1,972
International rate differences	(1,020)	(15,716)	(36,080)	(5,960)
Tax exempted income	—	2,635	(905)	(150)
Unrecognized tax benefits	(856)	(641)	(6,719)	(1,110)
Deferred tax expense	—	(3,695)	(7,882)	(1,302)
Change in valuation allowance	(32)	(5,263)	1,172	194
Prior year provision to return true up	963	(1,418)	2,375	392

Income tax expense	(13,677)	(36,159)	(10,324)	(1,705)

The benefit of the tax holiday per basic and diluted earnings per share is as follows:

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Basic	0.005	—	0.029	0.005

Diluted	0.004	—	0.029	0.005

Deferred Tax

The significant components of deferred taxes are as follows:

	December 31,
	2012	2013
	RMB	RMB	US$
Deferred tax assets
Current
Allowance for doubtful accounts	53	147	24
Accrued salary and welfare	3,589	6,784	1,121
Accrued expenses	1,403	4,415	728
Contingent consideration payables-current	3,498	2,984	494
Capital lease	—	3,720	615
Deferred government grant	67	153	25
Valuation allowance	(25)	(387)	(64)

Net current deferred tax assets	8,585	17,816	2,943

Non-current
Tax losses	8,586	7,606	1,256
Property and equipment	7,102	9,947	1,643
Deferred government grant	4,540	4,202	694
Contingent consideration payables-non current	883	740	122
Valuation allowance	(9,880)	(8,346)	(1,378)

Net non-current deferred tax assets	11,231	14,149	2,337

Total deferred tax assets	19,816	31,965	5,280

Deferred tax liabilities
Current
Interest income from financial instruments	—	3,115	515

Non-current
Intangible assets	41,736	45,770	7,561
Property and equipment	—	28,245	4,666
Capitalized interest expense	2,930	4,578	756

Net non-current deferred tax liabilities	44,666	78,593	12,983

Total deferred tax liabilities	44,666	81,708	13,498

As of December 31, 2013, the Company has net tax operating losses from its PRC subsidiaries and its Consolidated VIEs, as per filed tax returns, of RMB18,133 (US$2,995), which will expire between 2014 to 2017.

As of December 31, 2013, the Company intends to permanently reinvest the undistributed earnings from other foreign subsidiaries to fund future operations. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Unrecognized Tax Benefits

As of December 31, 2012 and 2013, the Company recorded unrecognized tax benefits of RMB12,340 and RMB18,559 (US$3,066), respectively.

The unrecognized tax benefits and its related interest are primarily related to the application of a reduced income tax rate not yet approved and unqualified deemed profit tax filing method. RMB10,190 of the total unrecognized tax benefits, if ultimately recognized, will impact the effective tax rate. It is possible that the amount of uncertain tax benefits will change in the next 12 months, however, an estimate of the range of the possible outcomes cannot be made at this time.

A roll-forward of unrecognized tax benefits is as follows:

	For the year ended December 31,
	2012	2013
	RMB	RMB	US$
Balance at beginning of year	25,403	10,302	1,702
Reclass to income tax payable	(15,931)	—	—
Reversal based on tax positions related to prior years	—	(500)	(83)
Additions based on tax positions related to the current year	830	4,430	732

Balance at end of year	10,302	14,232	2,351

In the years ended December 31, 2011, 2012 and 2013, the Company recorded interest expense of RMB857, RMB641 and RMB2,289 (US$378), respectively. Accumulated interest expense recorded by the Company was RMB2,038 and RMB4,327 (US$715) as of December 31, 2012 and 2013, respectively. As of December 31, 2013, the tax years ended December 31, 2010 through 2013 for the PRC subsidiaries remain open for statutory examination by the PRC tax authorities.